Cost of Operations, excluding Depreciation and Amortization - Summary of Cost of Goods and Services Excluding Depletion Depreciation And Amortization (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	$ 91,496	$ 51,045	$ 204,406	$ 152,588
Employee compensation
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	41,779	21,373	88,688	62,072
Reading fees
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	10,797	9,507	31,642	27,854
Rent and utilities
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	9,507	7,066	24,853	22,884
Third party services and professional fees
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	15,928	7,693	32,068	22,914
Administrative
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	6,382	2,631	14,044	8,880
Medical supplies and other
Cost Of Goods And Service Excluding Depletion Depreciation And Amortization [Line Items]
Cost of operations, excluding depreciation and amortization (note 22)	$ 7,103	$ 2,775	$ 13,111	$ 7,984